Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Income / (loss) before income taxes | $	$ 498		$ (173)		$ (373)
Computed tax using respective companies' statutory tax rates | $	133		69		254
Change in valuation allowances | $	48		30		(68)
Under / (over-provision) for income taxes in prior years | $	0		(5)		131
Tax effect of expenses not deductible for tax purposes | $	(277)		(131)		(5)
Income taxes (expense) / credit | $	$ (96)		$ (37)		$ 312
ZHEJIANG TIANLAN
Income / (loss) before income taxes		¥ 15,358		¥ 4,654		¥ (34,194)
Computed tax using respective companies' statutory tax rates		2,304		642		(4,987)
Under / (over-provision) for income taxes in prior years		(48)		0		0
Temporary differences		182		202		(272)
Tax effect on revenue not subject to tax		0		0		(3,024)
Tax effect of expenses not deductible for tax purposes		2,306		693		316
Tax effect of special deduction for research and development costs		(3,001)		(2,103)		0
Others		115		862		0
Income taxes (expense) / credit		¥ (1,858)		¥ (296)		¥ 7,967